Share-based Compensation - Nio Incentive Plans - Text and Options (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares
Number of Options Outstanding
Outstanding, Beginning Balance | shares	65,983,875		70,497,950		79,318,499
Granted | shares	1,487,000		1,685,000		2,468,150
Exercised | shares	(4,242,054)		(4,533,690)		(9,119,048)
Cancelled | shares	(482,775)		(1,197,777)		(2,143,711)
Expired | shares	(126,634)		(467,608)		(25,940)
Outstanding, Ending Balance | shares	62,619,412		65,983,875		70,497,950		79,318,499
Vested and expected to vest | shares		62,553,567
Exercisable | shares		58,961,360
Weighted Average Exercise Price, Options
Outstanding, Beginning Balance		$ 3.57		$ 4.76		$ 3.59
Granted		2.39		3.03		13.89
Exercised		2.63		2.58		2.31
Cancelled		10.25		10.76		12.59
Expired		37.34		12.03		19.03
Outstanding, Ending Balance		3.48		$ 3.57		$ 4.76	$ 3.59
Vested and expected to vest		3.48
Exercisable		$ 3.35
Weighted Average Remaining Contractual Life, Outstanding, Options	3 years 6 months 21 days		4 years 6 months 3 days		5 years 5 months 8 days		6 years 4 months 20 days
Weighted Average Remaining Contractual Life, Options, Vested and expected to vest	3 years 6 months 21 days
Weighted Average Remaining Contractual Life, Options, Exercisable	3 years 5 months 4 days
Aggregate Intrinsic Value, Outstanding, Options | $		$ 423,637		$ 465,353		$ 1,944,597
Aggregate Intrinsic Value, Vested and expected to vest, Options | $		403,072
Aggregate Intrinsic Value, Exercisable, Options | $		$ 399,989
Recognized share-based compensation expenses | ¥	¥ 2,369,041		¥ 2,295,896		¥ 1,010,140
Nio Incentive Plan 2015
Share-based Compensation
Expiration period	10 years
Requisite service period	4 years
Nio Incentive Plan 2015 | Tranche one
Share-based Compensation
Vesting percentage	25.00%
Nio Incentive Plan 2015 | Tranche two
Share-based Compensation
Vesting percentage	75.00%
Vesting period	36 months
Nio Incentive Plan 2016
Share-based Compensation
Expiration period	7 years
Requisite service period	4 years
Nio Incentive Plan 2017
Share-based Compensation
Expiration period	10 years
Requisite service period	5 years
Options
Weighted Average Exercise Price, Options
Aggregate Intrinsic Value, Outstanding, Options | $							$ 3,581,119
Options | NIO Incentive Plans
Weighted Average Exercise Price, Options
Recognized share-based compensation expenses | ¥	¥ 201,023		¥ 379,178		¥ 534,641
Weighted-average grant date fair value for options granted		$ 6.66		$ 19.27		$ 33.54